Related Party Transactions (Details) (Series A convertible redeemable preferred shares, Investor, Lede Inc.) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CNY	Nov. 30, 2014 USD ($)
Related Party Transactions
Number of Shares issued (in shares)	5,673,796	5,673,796
Share Price			$ 3.74
Total consideration	$ 21.2	130.4